Taxation - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Effective tax rate	(1.30%)	(0.80%)	3.10%	(2.20%)
Impairment of long lived assets	$ 0	$ 414	$ 0	$ 696
Statutory income tax rate	0.00%	0.00%	0.00%	0.00%
Net operating losses carried forward	$ 263		$ 259
Deferred tax assets not subject to expiration	257		249
Deferred tax assets subject to expiration	6		10
Deferred tax liabilities, intangibles	34		4
Valuation allowance	254		255
Unrecognized tax benefits	132	$ 61	89	$ 55	$ 44
Accrued interest and penalties	26		18
Unrecognized tax benefits, interest and penalties expensed during period	11	$ 3	7	$ 10
Unrecognized tax benefits that would have a favorable impact on effective tax rate			83
Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits			65
Deferred Tax Asset Reduction
Related Party Transaction [Line Items]
Unrecognized tax benefits			24
NOL
Related Party Transaction [Line Items]
Valuation allowance	$ 242		259
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			161
Collateral posted on tax dispute			83
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			$ 171